Revenue (Tables)	6 Months Ended
Dec. 31, 2022
Revenue Disclosure Text Block [Abstract]
Schedule of deferred revenue
Deferred Revenue
Balance as of June 30, 2021	$25,623
Additions	753
Revenue recognized	(8,057)
Balance as of December 31, 2021	$18,319
Deferred Revenue
Balance as of June 30, 2022	$10,769
Additions	1,348
Revenue recognized	(7,975)
Balance as of December 31, 2022	$4,142